Borrowings - Long-Term Debt Obligations (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Long-Term Debt Obligations:
June 30, 2016	$ 31,795
June 30, 2017	63,045
June 30, 2018	28,795
June 30, 2019	107,295
June 30, 2020	114,703
June 30, 2021 and thereafter	778,644
Total	$ 1,124,277